UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lake Baldwin Management, LLC
Address: 1 Moorehead Drive
         Pennington, NJ  08534

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Hanson
Title:     Managing Member
Phone:     609-613-5480

Signature, Place, and Date of Signing:

      /s/ Alex Hanson     Pennington, NJ     January 29, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $130,629 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUSPHERE INC                  COM              00511R870      970  1516543 SH       SOLE                  1516543        0        0
ACXIOM CORP                    COM              005125109      677    57730 SH       SOLE                    57730        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203     3321    66200 SH       SOLE                    66200        0        0
ANADARKO PETE CORP             COM              032511107     4598    70000 SH       SOLE                    70000        0        0
APACHE CORP                    COM              037411105     5054    47000 SH       SOLE                    47000        0        0
BAKER HUGHES INC               COM              057224107     3244    40000 SH       SOLE                    40000        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     4672   146000 SH       SOLE                   146000        0        0
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD   059602201     3977   153800 SH       SOLE                   153800        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     3972   153680 SH       SOLE                   153680        0        0
CERADYNE INC                   COM              156710105     1877    40000 SH       SOLE                    40000        0        0
CHUBB CORP                     COM              171232101     3001    55000 SH       SOLE                    55000        0        0
COLEY PHARMACEUTICAL GROUP I   COM              19388P106      820   102559 SH       SOLE                   102559        0        0
CONOCOPHILLIPS                 COM              20825C104     4591    52000 SH       SOLE                    52000        0        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104      894   100000 SH       SOLE                   100000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     3529    39700 SH       SOLE                    39700        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    42700   284100 SH       SOLE                   284100        0        0
KERYX BIOPHARMACEUTICALS INC   COM              492515101      840   100000 SH       SOLE                   100000        0        0
NOBLE CORPORATION              SHS              G65422100     3390    60000 SH       SOLE                    60000        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3783    75000 SH       SOLE                    75000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     5004    65000 SH       SOLE                    65000        0        0
PALATIN TECHNOLOGIES INC       COM NEW          696077304       60   300000 SH       SOLE                   300000        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108     2437    75000 SH       SOLE                    75000        0        0
SCOTTISH RE GROUP LIMITED      SHS              G73537410      253   350000 SH       SOLE                   350000        0        0
SUNOCO INC                     COM              86764P109     3259    45000 SH       SOLE                    45000        0        0
TEREX CORP NEW                 COM              880779103     1967    30000 SH       SOLE                    30000        0        0
TESORO CORP                    COM              881609101     4388    92000 SH       SOLE                    92000        0        0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     3435    24600 SH       SOLE                    24600        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     3061    40000 SH       SOLE                    40000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3851    55000 SH       SOLE                    55000        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      688     6600 SH       SOLE                     6600        0        0
WHITING PETE CORP NEW          COM              966387102     4203    72900 SH       SOLE                    72900        0        0
XL CAP LTD                     CL A             G98255105     2113    42000 SH       SOLE                    42000        0        0